PREPAYMENTS AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2025
PREPAYMENTS AND OTHER RECEIVABLES
PREPAYMENTS AND OTHER RECEIVABLES

6. PREPAYMENTS AND OTHER RECEIVABLES

	As of December 31,
	2025	2024
Receivable from collaboration agreement	$1,664	$—
Interest receivable	5	1,042
Prepayments:
– Deferred offering fees(1)	4,189	—
– Prepayments to CRO vendors	—	998
– Prepayments for insurance and other services	519	484
– Prepayments for employee incentives	177	641
Other receivables	124	130
Total prepayments and other receivables	$6,678	$3,295

(1)
Deferred offering fees represent incremental costs directly attributable to the Company’s equity offerings, including legal and other professional fees associated with the Company’s application to the HKEX in connection with a proposed dual primary listing of its ordinary shares. These costs are capitalized as a prepayment in the consolidated balance sheets.